Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

WRITER’S DIRECT DIAL NUMBER:  (212) 596-9858

July 13, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:             PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 93 to the Registration Statement

Dear Sir or Madam:

On behalf of our client, PNC Funds (the “Funds”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 93 to the Funds’ Registration Statement under the 1933 Act and Amendment No. 94 under the 1940 Act on Form N-1A (the “Amendment”).

This Amendment is being filed in connection with the registration of five new series, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund and PNC Retirement Income Fund.  Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective on September 26, 2012.  No fees are required in connection with this filing.

Please direct any questions you may have with respect to this filing to me at (212) 596-9858.

Sincerely,

/s/ Jeremy C. Smith
Jeremy C. Smith